Schedule of Amounts Recognized on Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Current pension and postretirement benefits	$ (4,183)	$ (56)
Noncurrent pension, postretirement and postemployment benefits	(225,750)	(52,011)
Net amount recognized at end of year	(229,933)	(52,067)
Current pension and postretirement benefits	(2,770)	(1,970)
Noncurrent pension, postretirement and postemployment benefits	(22,316)	(25,382)
Net amount recognized at end of year	$ (25,086)	$ (27,352)